Notes to consolidated statement of cash flows (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Consolidated Statements of Cash Flows [abstract]
Total bank balances and cash	¥ 9,364,823	¥ 7,881,630	¥ 7,537,813
Less: Restricted cash	82,433	71,129	59,563
Cash and cash equivalents as at year end	¥ 9,282,390	¥ 7,810,501	¥ 7,478,250	¥ 12,238,367